Leases - Lease terms and discount rates (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land And Building [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	73 months	73 months	84 months
Weighted average discount rate	3.30%	2.60%	3.00%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	135 months	100 months	107 months
Weighted average discount rate	5.50%	7.70%	7.70%
Machinery And Equipment [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	31 months	30 months	29 months
Weighted average discount rate	1.90%	1.90%	2.00%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	33 months	40 months	40 months
Weighted average discount rate	2.30%	1.80%	2.30%